SCHEDULE OF LIST OF RELATED PARTIES (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Jiancong Cai [Member]
Related Party Transaction [Line Items]
Relationship	Deputy General Manager/10% shareholder of the Company	Deputy General Manager/10% shareholder of the Company
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Relationship	10% shareholder of the Company	10% shareholder of the Company
Huajian Xu [Member]
Related Party Transaction [Line Items]
Relationship	CEO of the Company	CEO of the Company
Xing Xia [Member]
Related Party Transaction [Line Items]
Relationship	Deputy General Manager/15% shareholder of Wuxi Jinbang	Deputy General Manager/15% shareholder of Wuxi Jinbang